Post-employment benefits	12 Months Ended
Dec. 31, 2025
Post-employment benefits [Abstract]
Post-employment benefits	20Post-employment benefits

Accounting policies
Defined contribution plans
A defined contribution plan is a post-employment benefit plan for which the company pays fixed contributions into a separate entity and will have no legal or constructive obligation to pay further amounts.
Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in the Consolidated statements of income in the periods during which services are rendered by employees.
Defined benefit plans
A defined benefit plan is a post-employment benefit plan that is not a defined contribution plan. Defined benefit plans define an amount of pension benefit that an employee will receive after retirement. That pension benefit typically depends on several factors such as years of service, age and salary.
The net pension asset or liability recognized in the Consolidated balance sheets in respect of defined benefit plans is the fair value of plan assets less the present value of the projected defined benefit obligation at the balance sheet date. The defined benefit obligation is calculated annually by qualified actuaries using the projected unit credit method. Recognized assets are limited to the present value of any reductions in future contributions or any future refunds. The net pension liability is presented as a long-term provision; no distinction is made for the short-term portion.
For the company’s major plans, a full discount rate curve of high-quality corporate bonds is used to determine the defined benefit obligation, where available. The curves are based on the Mercer Yield Curve methodology, which uses data of corporate bonds rated AA or equivalent. For the other plans, a single point on the Mercer Yield Curve is used corresponding to the average maturity of the defined benefit obligation. In countries without a deep corporate bond market, the discount rate is based on government bonds.
Pension costs with respect to defined benefit plans primarily represent the increase of the actuarial present value of the obligation for post-employment benefits based on employee service during the year and the interest on the net recognized asset or liability with respect to employee service in previous years.
Remeasurements of the net defined benefit asset or liability comprise actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset ceiling (excluding interest). The company recognizes all remeasurements in Other comprehensive income.
Past service costs arising from the introduction of a change to the benefit payable under a plan or a significant reduction of the number of employees covered by a plan (curtailment) are recognized in full in the
Consolidated statements of income.
The company’s net obligation with respect to other long-term employee benefits is the amount of future benefit that employees have earned in return for their service in the current and prior periods, such as jubilee entitlements. That benefit is discounted to determine its present value. Remeasurements are recognized in the Consolidated statements of income in the period in which they arise.
Further information on other long-term employee benefits can be found in Provisions in the Other provisions section.

Accounting estimates and judgments
To make the actuarial calculations for the valuation of defined benefit obligations, assumptions are needed for discount rates, healthcare cost increases, future salary increases, future pension increases, life expectancy and employee turnover rates. The actuarial calculations are made by external actuaries based on inputs from observable market data, such as corporate bond yield curves to determine the discount rates, mortality tables to determine life expectancy and inflation rates to determine future salary increases and future pension increases.

Post-employment benefit plans have been established in many countries in accordance with the legal requirements, customs and the local practice in the countries involved. The larger part of post-employment benefits are company pension plans, of which some are funded and some are unfunded. All funded post-
employment benefit plans are considered to be related parties.
Most employees who take part in a company pension plan are covered by defined contribution (DC) pension plans. The main DC plans are in the Netherlands and the US. The company also sponsors a number of defined benefit (DB) pension plans. The benefits provided by these plans are based on employees’ years of service and compensation levels.
The company also sponsors a limited number of retiree medical plans. The benefits provided by these plans typically cover a part of the healthcare costs after retirement. None of these plans are individually significant to the company and are therefore not further separately disclosed.
The larger funded DB and DC plans are governed by independent trustees who have a legal obligation to protect the interests of all plan members and operate under the local regulatory framework.
The DB plans in Germany make up most of the defined benefit obligation (DBO) and the net position. In 2025, the US qualified DB pension plan was fully terminated. The company also has DB plans in the rest of the world; however, these are individually not significant to the company and do not have a significantly different risk profile that would warrant separate disclosure.
Plan assets are managed in legally separate pension trusts, primarily overseen by independent trustees, who bear full responsibility for and have complete discretion over the investment strategy for these plan assets.
The plan assets of the Philips pension plans are invested in well-diversified portfolios.
The adjacent table provides a breakdown of the present value of the funded and unfunded DBO, the fair value of plan assets and the net position in Germany, the US and in other countries. The table also provides the value of reimbursement rights.
Philips Group
Post-employment benefits in millions of EUR

	Germany		United States		Other countries		Total
	2025	2024	2025	2024	2025	2024	2025	2024
Present value of funded DBO	(499)	(531)		(416)	(209)	(205)	(708)	(1,152)
Present value of unfunded DBO	(224)	(242)	(117)	(131)	(131)	(134)	(472)	(507)
Total present value of DBO	(723)	(773)	(117)	(547)	(340)	(339)	(1,180)	(1,659)
Fair value of plan assets	472	496		465	190	189	662	1,150
Asset ceiling					(1)	(1)	(1)	(1)
Net position	(251)	(277)	(117)	(82)	(151)	(151)	(519)	(510)
Value of reimbursement rights					7	7	7	7
The classification of the net position is:
Philips Group
Classification net position in millions of EUR

	Germany		United States		Other countries		Total
	2025	2024	2025	2024	2025	2024	2025	2024
Total asset for plans in a surplus	-	-	-	49	-	1	-	50
Total liability for plans in a deficit	(251)	(277)	(117)	(131)	(152)	(152)	(520)	(560)
Net position	(251)	(277)	(117)	(82)	(151)	(151)	(519)	(510)
Germany
The company has several DB plans in Germany, some of which are unfunded. The plan assets of the funded DB plans in Germany are held in a legally separate pension trust.
Due to the relatively high level of social security in Germany, the company’s pension plans mainly provide benefits for the higher earners. The plans are open for future pension accrual. Indexation is mandatory due to legal requirements. Some of the German plans have a DC design, but are accounted for as DB plans due to a legal minimum return requirement.
Company pension commitments in Germany are largely protected against employer bankruptcy via the
Pensions-Sicherungs-Verein, which charges a fee to all German companies providing pension promises.
Philips participates in the Philips Pensionskasse (VVaG), a legally independent pension institution established under German law and subject to supervision by the German Federal Financial Supervisory Authority (BaFin).
In accordance with the terms of the arrangement, the obligation of Philips is limited to the payment of fixed contributions to the Philips Pensionskasse. The Philips Pensionskasse itself bears the actuarial and investment risks associated with the pension benefits and is responsible for meeting benefit payments to members.
Although German statutory labor law provides for a subsidiary employer liability in the event that a pension institution is unable to fulfil its obligations, this liability is contingent in nature. Based on the funding position, regulatory framework, historical experience and ongoing supervision by BaFin, Philips does not have a present or probable obligation to make additional payments beyond the contractually agreed contributions.
Accordingly, Philips classifies the Philips Pensionskasse as a defined contribution plan.
United States
In 2025, the US qualified DB pension plan was fully terminated. The remaining US non-qualified DB pension plans are closed plans without future pension accrual. Some of the non-qualified DB pension plans are funded through a trust, which assets do not qualify as plan assets.
The assets of the US qualified DC pension plan are held in a trust governed by fiduciaries.
The settlement of the terminated US qualified DB pension plan, which is recorded as a past service cost, did not have a material impact on the company’s results or cash flows in 2025.
Risks related to DB plans
DB plans expose the company to various demographic and economic risks such as longevity risk, investment risks, currency and interest rate risk and in some cases inflation risk. The latter plays a role in the assumed salary increase but more importantly in some countries where indexation of pension accruals is mandatory.
The company has an active de-risking strategy in which it constantly looks for opportunities to reduce the risks associated with its DB plans. Lump sum cash-out options, buy-ins, buy-outs and a change to DC are examples of this strategy.
Summary of pre-tax costs for post-employment benefits and reconciliations
The adjacent table contains the total of current and past service costs, administration costs and settlement results as included in Income from operations and the interest cost as included in Financial expenses.
Philips Group
Pre-tax costs for post-employment benefits in millions of EUR

	2025	2024	2023
Defined benefit plans	71	43	47
- included in income from operations	54	23	25
- included in financial expense	17	20	21
- included in Discontinued operations	-	-	-
Defined contribution plans	317	365	376
- included in income from operations	317	365	376
- included in Discontinued operations	-	-	-
Post-employment benefits costs	388	408	423
Summary of the reconciliations for the DBO and plan assets
The adjacent tables contain the reconciliations for the DBO and plan assets.
Philips Group
Defined benefit obligations in millions of EUR

	2025	2024
Balance as of January 1	1,659	1,605
Service cost	31	29
Interest cost	52	65
Employee contributions	4	4
Actuarial (gains) / losses
- demographic assumptions	(1)	-
- financial assumptions	(49)	20
- experience adjustment	1	9
(Negative) past service cost	13	(7)
Settlements	(331)	1
Benefits paid from plan	(103)	(63)
Benefits paid directly by employer	(36)	(36)
Translation differences and other	(60)	32
Balance as of December 31	1,180	1,659
Philips Group
Plan assets in millions of EUR

	2025	Asset ceiling 2025	2024	Asset ceiling 2024
Balance as of January 1	1,150	(1)	1,089	-
Interest income on plan assets	35	-	45	-
Admin expenses paid	(1)	-	(1)	-
Return on plan assets excluding interest income	(34)	-	13	-
Employee contributions	4	-	4	-
Employer contributions	(5)	-	30	-
Settlements	(340)	-	-	-
Benefits paid from plan	(103)	-	(63)	-
Translation differences and other	(44)	-	33	(1)
Balance as of December 31	662	(1)	1,150	(1)
The past service costs in 2025 mainly relate to the termination of the US qualified DB pension plan and the impact of new labor codes in India. The past service costs in 2024 mainly relate to the retiree medical plans in
Brazil and the pension plan in Switzerland.
Plan assets allocation
The asset allocation in the company’s DB plans as of December 31, 2025 and 2024, were:
Philips Group
Plan assets allocation in millions of EUR

	2025	2024
Assets quoted in active markets
- Debt securities	216	460
- Equity securities	12	12
- Other [1]	180	431

Assets not quoted in active markets
- Debt securities	1	-
- Equity securities	-	-
- Other ¹	253	247
Total assets	662	1,150
[1]Other assets are primarily composed of cash and cash equivalents, real estate, investment funds, and assets managed by insurance companies.
The plan assets in 2025 contain 38% (2024: 22%) unquoted plan assets. Plan assets in 2025 do not include property occupied by or financial instruments issued by the company.
Assumptions
The mortality tables used for the company’s largest DB plans are:
•Germany: Heubeck-Richttafeln 2018 Generational, assuming 93% of mortality rates for male retirees between ages 60 and 85
•US: PRI-2012 Generational with MP2021 improvement scale + white collar adjustment
The weighted averages of the assumptions used to calculate the DBO were:
Philips Group
Assumptions used for defined benefit obligations in %
as of December 31,

	Germany		United States		Other countries		Total
	2025	2024	2025	2024	2025	2024	2025	2024
Discount rate	3.9%	3.3%	5.0%	5.1%	4.4%	4.2%	4.1%	4.0%
Inflation rate	2.0%	2.0%	2.3%	2.3%	2.1%	2.2%	2.0%	2.1%
Salary increase	2.8%	2.8%	0.0%	0.0%	4.5%	4.4%	3.1%	3.1%
Sensitivity analysis
The following table illustrates the approximate impact on the DBO from movements in key assumptions. The
DBO was recalculated using a change in the assumptions of 1% which overall is considered a reasonably possible change. The impact on the DBO because of changes in discount rate is normally accompanied by partly offsetting movements in plan assets.
The average duration in years of the DBO of the DB plans is 9 (Germany: 10, US: 7, and other countries: 9) as of December 31, 2025 (2024: 10).
Philips Group
Sensitivity of key assumptions in millions of EUR

	2025	2024
Increase
Discount rate (1% movement)	(80)	(123)
Pension increase (1% movement)	54	60
Salary increase (1% movement)	12	14
Longevity ¹	26	34
Decrease
Discount rate (1% movement)	98	150
Pension increase (1% movement)	(47)	(52)
Salary increase (1% movement)	(11)	(12)
Longevity ¹	(21)	(24)
[1]The mortality table (i.e., longevity) also impacts the DBO. The above sensitivity table illustrates the impact on the DBO of a further 10% decrease / increase in the assumed rates of mortality for the company’s major plans. A 10% decrease / increase in assumed mortality rates equals a change of life expectancy by 0.5 - 1 year.
Cash flows and costs in 2026
Cash outflows in relation to post-employment benefits are estimated to amount to EUR 382 million in 2026, consisting of:
•EUR 24 million employer contributions to DB plans (Germany: EUR 10 million, US: EUR 0 million, other countries: EUR 14 million)
•EUR 42 million cash outflows in relation to DB plans (Germany: EUR 20 million, US: EUR 9 million, other countries: EUR 13 million)
•EUR 316 million employer contributions to DC plans (Netherlands: EUR 142 million, US: EUR 111 million, other countries: EUR 63 million)
The service and administration cost for 2026 is expected to amount to EUR 30 million for DB plans. The net interest cost for 2026 for the DB plans is expected to amount to EUR 21 million. The cost for DC pension plans in 2026 is equal to the expected DC cash flow.